Subsequent events (Details) - Subsequent events [Member] - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	Mar. 06, 2023	Feb. 03, 2023	Mar. 31, 2023	Feb. 28, 2023
Subsequent events (Details) [Line Items]
Public offering shares		10
Exchange rate description		equivalent to a price of €0.364 per share, assuming an exchange rate of €1 = $1.0988 as published by the European Central bank on February 2, 2023 and a 10-for-1 ADS to share ratio
Total gross proceeds	$ 43.0	$ 40.0	$ 3.0	$ 40.0
American Depositary Shares [Member]
Subsequent events (Details) [Line Items]
Price per public share		$ 4
Total gross proceeds	$ 3.0
Additional share issued amount	750,000
American Depositary Shares [Member] | Public Offering Shares [Member]
Subsequent events (Details) [Line Items]
Public offering shares		10,000,000